CDC NVEST TAX FREE INCOME FUNDS:
                LOOMIS SAYLES MASSACHUSETTS TAX FREE INCOME FUND
                       LOOMIS SAYLES MUNICIPAL INCOME FUND
                                  (THE "FUNDS")

Supplement dated June 24, 2004 to CDC Nvest Tax Free Income Funds Classes A and B Prospectus, dated February 1, 2004, as may be supplemented from time to time

On June 4, 2004, the Board of Trustees (the "Trustees") of CDC Nvest Funds and Loomis Sayles Funds approved a reduction in the 12b-1 fees of Class A shares of the Loomis Sayles Massachusetts Tax Free Income Fund from 0.35% to 0.25% of average daily net assets of such class of shares, effective July 1, 2004. The Trustees also approved the use mortgage dollar rolls as one of the principal investment strategies for the Funds.

PROSPECTUS CHANGES

WITHIN THE SECTION ENTITLED "PRINCIPAL INVESTMENT STRATEGIES" IN THE CDC NVEST TAX FREE INCOME FUNDS CLASS A AND B PROSPECTUS THE FOLLOWING BULLET IS ADDED WITH RESPECT TO LOOMIS SAYLES MASSACHUSETTS TAX FREE INCOME FUND AND LOOMIS SAYLES MUNICIPAL INCOME FUND.

|X|      The Fund may also invest in futures.

WITHIN THE SECTION ENTITLED "PRINCIPAL INVESTMENT RISKS IN THE CDC NVEST TAX FREE INCOME FUNDS CLASS A AND B PROSPECTUS THE FOLLOWING TEXT IS ADDED WITH RESPECT TO LOOMIS SAYLES MASSACHUSETTS TAX FREE INCOME FUND AND LOOMIS SAYLES MUNICIPAL INCOME FUND.

DERIVATIVE SECURITIES: Subject to changes in the underlying securities or indices on which such transactions are based. There is no guarantee that the use of derivatives for hedging purposes will be effective or that suitable transactions will be available. Even a small investment in derivatives (which include futures) may give rise to leverage risk, and can have a significant impact on the Fund's exposure to stock market values, interest rates or the currency exchange rate.

WITHIN THE SECTION ENTITLED "FUND FEES & EXPENSES" OF THE CDC NVEST TAX FREE INCOME FUNDS CLASSES A AND B PROSPECTUS, THE FOLLOWING TEXT REPLACES THE INFORMATION WITH RESPECT TO THE LOOMIS SAYLES MASSACHUSETTS TAX FREE INCOME FUND.

ANNUAL FUND OPERATING EXPENSES

(expenses that are deducted from Fund assets, as a percentage of average daily net assets)

--------------------------------------------------------------------------------
                                        MASSACHUSETTS TAX FREE INCOME FUND*+
--------------------------------------------------------------------------------
--------------------------------------------------------- ----------------------
                                         CLASS A                  CLASS B
--------------------------------------------------------- ----------------------
--------------------------------------------------------- ----------------------
Management fees                           0.60%                    0.60%
--------------------------------------------------------- ----------------------
--------------------------------------------------------- ----------------------
Distribution and/or service (12b-1) fees  0.25%                   1.00%**
--------------------------------------------------------- ----------------------
--------------------------------------------------------- ----------------------
Other expenses                            0.43%                    0.43%
--------------------------------------------------------- ----------------------
--------------------------------------------------------- ----------------------
Total annual fund operating expenses      1.28%                    2.03%
--------------------------------------------------------- ----------------------
--------------------------------------------------------------------------------

* Loomis Sayles has given a binding undertaking to limit the amount of this Fund's total fund operating expenses, exclusive of brokerage expenses, interest expense, taxes and organizational and extraordinary expenses, to 1.40% and 2.05% annually of the Fund's average daily net assets for Class A and Class B shares, respectively. This undertaking is in effect through January 31, 2005, and is reevaluated on an annual basis.

** Because of the higher 12b-1 fees, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the rules of the National Association of Securities Dealers, Inc.

+ Expense information in the table has been restated to reflect current fees and expenses.

EXAMPLE+

--------------- ------------------------------------
                MASSACHUSETTS TAX FREE INCOME FUND*
--------------- ------------------------------------
--------------- ---------------- -------------------
                    CLASS A           CLASS B
--------------- ---------------- -------------------
--------------- ---------------- -------- ----------
                                   (1)       (2)
--------------- ---------------- -------- ----------
--------------- ---------------- -------- ----------
1 year                $550          $706       $206
--------------- ---------------- -------- ----------
--------------- ---------------- -------- ----------
3 years               $814          $937       $637
--------------- ---------------- -------- ----------
--------------- ---------------- -------- ----------
5 years             $1,097        $1,293     $1,093
--------------- ---------------- -------- ----------
--------------- ---------------- -------- ----------
10 years**          $1,905        $2,166     $2,166
--------------- ---------------- -------- ----------

(1)  Assumes redemption at end of period.
(2)      Assumes no redemption at end of period.
+  The example is based on Total Annual Fund Operating Expenses for all periods.
* Reflects current fees and expenses.
**  Class B  shares  automatically  convert  to  Class A  shares  after 8 years;
therefore, in years 9 and 10 Class B amounts are calculated using Class A expenses.


                                                              SP231-0604 (40406)